Consolidated Statements Of Financial Condition (USD $) In Thousands, unless otherwise specified	Sep. 30, 2011	Sep. 30, 2010
ASSETS
Cash and amounts due from depository institutions	$ 717	$ 818
Interest-bearing deposits	3,587	2,616
Total cash and cash equivalents	4,304	3,434
Securities available for sale	59,762	56,336
Loans held for sale	2,200	557
Loans receivable, net of allowance for loan losses of $1,200 and $1,114, respectively	178,796	179,066
Premises and equipment	2,748	2,945
Federal Home Loan Bank of New York stock	1,904	1,956
Interest receivable	1,064	988
Other assets	2,998	2,103
Total assets	253,776	247,385
Liabilities:
Deposits	194,742	188,306
Advances from Federal Home Loan Bank of New York	34,421	34,578
Advance payments by borrowers for taxes and insurance	774	849
Other liabilities	1,624	1,896
Total liabilities	231,561	225,629
Stockholders' equity:
Preferred stock, $.01 par value, 1,000,000 shares authorized, none outstanding	0	0
Common stock, $.01 par value, authorized shares: 7,000,000; shares issued: 2,055,165; shares outstanding: 1,862,803	21	21
Additional paid-in capital	18,494	18,272
Retained earnings	6,740	6,511
Treasury stock, 192,362 shares	(1,660)	(1,660)
Unearned Employee Stock Ownership Plan ("ESOP") shares	(1,398)	(1,452)
Accumulated other comprehensive income	18	64
Total stockholders' equity	22,215	21,756
Total liabilities and stockholders' equity	$ 253,776	$ 247,385